Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Grant and royalty revenue	$ 9,243	$ 13,329	$ 18,851	$ 26,964	$ 52,020	$ 631,840
Research and development revenue under collaborative agreements		734,292		1,504,558	1,547,743	4,448,623
Total revenues	9,243	747,621	18,851	1,531,522	1,599,763	5,080,463
Expenses:
Research and development	935,620	2,916,637	1,927,530	5,672,125	8,513,974	18,126,701
General and administrative	1,734,561	1,101,676	2,698,070	2,152,419	3,946,147	4,758,831
Total expenses	2,670,181	4,018,313	4,625,600	7,824,544	12,460,121	22,885,532
Loss from operations	(2,660,938)	(3,270,692)	(4,606,749)	(6,293,022)	(10,860,358)	(17,805,069)
Other income, net		40		40	52	18
Change in fair value of warrants		600,000		850,000	850,000	1,250,000
Net loss	$ (2,660,938)	$ (2,670,652)	$ (4,606,749)	$ (5,442,982)	$ (10,010,306)	$ (16,555,051)
Basic and diluted net loss per share	$ (1.11)	$ (1.80)	$ (1.93)	$ (3.77)	$ (0.39)	$ (1.00)
Weighted-average shares outstanding used in the calculation	2,390,861	1,482,144	2,391,698	1,445,396	25,734,836	16,555,654